Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000175723 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175724 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175725 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175726 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175727 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000175727 [Member] | Common Stock Rights [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000175727 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000183268 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000183268 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000183268 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.20%
C000183268 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.00%
C000183268 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000183268 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.40%
C000183268 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.00%
C000183268 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000183268 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.80%
C000183268 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.80%
C000183268 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.00%
C000183268 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000183268 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000183269 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000183269 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.30%
C000183269 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	25.70%
C000183269 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000183269 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000183269 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	1.20%
C000183269 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.90%
C000183269 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.00%
C000183269 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.50%
C000183269 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.10%
C000183269 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.10%
C000183269 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000183269 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206035 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228786 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230537 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000230537 [Member] | Investments Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%